Long Term Debt - Estimated Repayments of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long Term Debt Estimated Repayments Of Principal [Line Items]
2013	$ 50,572
2014	52,441
2015	40,000
2016	282,663
Estimated repayments of long term debt	$ 425,676